John Hancock
International Dynamic Growth Fund
Quarterly portfolio holdings 7/31/2020

Fund’s investments
As of 7-31-20 (unaudited)
	Shares	Value
Common stocks 97.4%		$246,390,283
(Cost $179,143,675)
Australia 1.5%		3,807,599
Atlassian Corp. PLC, Class A (A)	14,620	2,582,623
CSL, Ltd.	6,298	1,224,976
Belgium 2.5%		6,356,121
UCB SA	49,467	6,356,121
Brazil 1.6%		4,107,793
Magazine Luiza SA	265,500	4,107,793
Canada 6.7%		16,822,432
Kinaxis, Inc. (A)	23,770	3,609,555
Lululemon Athletica, Inc. (A)	19,500	6,349,005
Shopify, Inc., Class A (A)	6,703	6,863,872
China 14.0%		35,526,864
Alibaba Group Holding, Ltd., ADR (A)	41,942	10,528,281
JD.com, Inc., ADR (A)	133,800	8,535,102
Kweichow Moutai Company, Ltd., Class A	14,400	3,463,311
Li Ning Company, Ltd.	734,500	2,367,446
Tencent Holdings, Ltd.	155,000	10,632,724
Denmark 1.9%		4,741,581
Coloplast A/S, B Shares	12,509	2,135,252
Novo Nordisk A/S, B Shares	39,723	2,606,329
France 6.1%		15,350,747
Ingenico Group SA (A)	19,346	3,130,837
L'Oreal SA	7,314	2,454,789
Sartorius Stedim Biotech	18,754	5,865,931
Teleperformance	13,323	3,899,190
Germany 3.8%		9,666,565
Deutsche Boerse AG	26,287	4,782,772
Puma SE (A)	19,643	1,528,973
TeamViewer AG (A)(B)(C)	62,043	3,354,820
Hong Kong 2.6%		6,474,145
Techtronic Industries Company, Ltd.	619,000	6,474,145
Ireland 1.0%		2,446,826
Experian PLC	70,049	2,446,826
Israel 1.5%		3,899,560
Nice, Ltd., ADR (A)	19,000	3,899,560
Italy 1.4%		3,658,985
Ferrari NV	5,100	926,670
Nexi SpA (A)(B)	152,092	2,732,315
Japan 11.6%		29,301,686
Anritsu Corp. (C)	222,000	5,353,028
Keyence Corp.	18,320	7,725,307
Kobe Bussan Company, Ltd.	109,300	6,783,555
Lasertec Corp.	42,500	3,752,519
Sony Corp.	73,200	5,687,277
2	JOHN HANCOCK INTERNATIONAL DYNAMIC GROWTH FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
Netherlands 9.2%		$23,162,914
Adyen NV (A)(B)	7,384	12,390,448
ASML Holding NV	30,299	10,772,466
New Zealand 1.3%		3,316,142
Xero, Ltd. (A)(C)	51,739	3,316,142
Singapore 1.3%		3,250,520
Sea, Ltd., ADR (A)	26,600	3,250,520
Sweden 5.6%		14,134,876
Atlas Copco AB, A Shares	146,175	6,488,924
Evolution Gaming Group AB (B)	112,671	7,645,952
Switzerland 3.3%		8,307,674
Lonza Group AG	13,078	8,178,137
Roche Holding AG	374	129,537
Taiwan 4.8%		12,251,617
Taiwan Semiconductor Manufacturing Company, Ltd., ADR	155,300	12,251,617
United Kingdom 4.0%		10,121,063
AstraZeneca PLC	64,669	7,144,629
Rentokil Initial PLC	426,645	2,976,434
United States 11.7%		29,684,573
Adobe, Inc. (A)	17,600	7,820,033
Microsoft Corp.	35,019	7,179,245

ServiceNow, Inc. (A)	17,337	7,614,410
Visa, Inc., Class A	37,137	7,070,885
Exchange-traded funds 2.9%		$7,170,684
(Cost $7,202,044)
iShares Core MSCI Total International Stock ETF	126,200	7,170,684

	Yield (%)	Shares	Value
Short-term investments 2.4%			$6,088,974
(Cost $6,089,259)
Short-term funds 2.4%			6,088,974
John Hancock Collateral Trust (D)	0.3334(E)	608,247	6,088,974

Total investments (Cost $192,434,978) 102.7%	$259,649,941
Other assets and liabilities, net (2.7%)	(6,737,239)
Total net assets 100.0%	$252,912,702

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	Non-income producing security.
(B)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $26,123,535 or 10.3% of the fund's net assets as of 7-31-20.
(C)	All or a portion of this security is on loan as of 7-31-20. The value of securities on loan amounted to $5,797,408.
(D)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(E)	The rate shown is the annualized seven-day yield as of 7-31-20.
The fund had the following sector composition as a percentage of total investments on 7-31-20:
Information technology	42.8%
Consumer discretionary	18.5%
Health care	13.1%
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INTERNATIONAL DYNAMIC GROWTH FUND	3

Industrials	8.5%
Communication services	5.4%
Consumer staples	4.8%
Financials	4.6%
Short-term investments	2.3%
TOTAL	100.0%
4	JOHN HANCOCK INTERNATIONAL DYNAMIC GROWTH FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

Notes to Fund's investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the fund's Pricing Committee, following procedures established by the Board of Trustees. The fund uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.
The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund's investments as of July 31, 2020, by major security category or type:
	Total value at 7-31-20	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs

Investments in securities:
Assets
Common stocks
Australia	$3,807,599	$2,582,623	$1,224,976	—
Belgium	6,356,121	—	6,356,121	—
Brazil	4,107,793	4,107,793	—	—
Canada	16,822,432	16,822,432	—	—
China	35,526,864	19,063,383	16,463,481	—
Denmark	4,741,581	—	4,741,581	—
France	15,350,747	—	15,350,747	—
Germany	9,666,565	—	9,666,565	—
Hong Kong	6,474,145	—	6,474,145	—
Ireland	2,446,826	—	2,446,826	—
Israel	3,899,560	3,899,560	—	—
Italy	3,658,985	926,670	2,732,315	—
Japan	29,301,686	—	29,301,686	—
Netherlands	23,162,914	—	23,162,914	—
New Zealand	3,316,142	—	3,316,142	—
Singapore	3,250,520	3,250,520	—	—
Sweden	14,134,876	—	14,134,876	—
Switzerland	8,307,674	—	8,307,674	—
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	Total value at 7-31-20	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
(continued)
Taiwan	$12,251,617	$12,251,617	—	—
United Kingdom	10,121,063	—	$10,121,063	—
United States	29,684,573	29,684,573	—	—
Exchange-traded funds	7,170,684	7,170,684	—	—
Short-term investments	6,088,974	6,088,974	—	—
Total investments in securities	$259,649,941	$105,848,829	$153,801,112	—
Investment in affiliated underlying funds. The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund's fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust	608,247	$10,468,469	$79,162,147	$(83,553,293)	$11,643	$8	$176,079	—	$6,088,974
For additional information on the fund's significant accounting policies and risks, please refer to the fund's most recent semiannual or annual shareholder report and prospectus.
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